Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Related party transactions

28. Related party transactions

For purposes of these consolidated financial statements, parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Also, parties under common control of the Group are considered to be related. Key management personnel are also related parties. In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form.

Ante Treuhand AG (“Ante Treuhand”) provided the Chief Financial Officer to the Company until November 18, 2021. The Chief Financial Officer is an employee of Ante Treuhand and is not paid directly by the Company. Fees paid to Ante Treuhand for CFO services in 2021 were CHF 231,770 (CHF 2020: 173,030). Fees paid to Ante Treuhand for other services provided during the year ended December 31, 2021 were CHF 3,025 (2020: CHF 18,020).

Gremaud GmbH provides the Chief Financial Officer to the Company since November 19, 2021. The Chief Financial Officer is an employee of Gremaud GmbH and is not paid directly by the Company. Fees paid to Gremaud GmbH for CFO services in 2021 were CHF 14,720. Fees paid to Gremaud GmbH for other services provided during the year ended December 31, 2021 were CHF 161,596 (2020 CHF 27,625).

Compensation of the members of the Board of Directors and Management

In 2021, the total compensation paid to management amounted to CHF 1,210,472 (2020: CHF 522,237; 2019: CHF 934,179). The fees paid to members of the Board of Directors in 2021 for their activities as board members totaled CHF 165,245 (2020: CHF 163,476; 2019: CHF 170,755).

	Executive Management			Board of Directors			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Short term benefits	781,204	407,147	717,905	165,245	163,476	170,755	946,449	570,623	888,660
Post-employee benefits years	29,467	26,870	42,560	—	—	—	29,467	26,870	42,560
Share Bonuses	902,817	—	—	—	—	—	902,817	—	—
Share-based payment charge	192,362	204,840	109,912	48,046	57,148	49,323	240,408	261,988	159,235
Total	1,905,850	638,857	870,377	213,291	220,624	220,078	2,119,141	859,481	1,090,455

In 2021, CHF 240,408 (2020: CHF 261,988; 2019: CHF 159,235) was expensed for grants of stock options to members of the Board of Directors and management. The 2021 share based payment charge shown above excludes adjustments for instruments forfeited in 2021 due to termination of service. In 2021 one regular and one extraordinary bonus were granted in shares. Contributions to pension schemes amounted to CHF 29,467, CHF 26,870 and CHF 42,560 during the years 2021, 2020 and 2019, respectively. No termination benefits or other long-term benefits were paid.

Members of the Board of Directors and management held 989,606, 769,101 and 271,999 stock options as of December 31, 2021, 2020, and 2019, respectively.